Restatement of Previously Issued Consolidated Financial Statements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Share-based compensation	¥ 10,788	¥ 0
Cost of revenues	(29,587)	(6,547)
Income tax expenses	5,318	1,474
Income tax payable	6,791	1,474
Deferred tax assets	0	0
Other loss	138	319
Selling and marketing expenses	193,340	46,458
Administrative expenses	(34,458)	(11,956)
Research and development expenses	30,253	17,644
Finance costs	(1,097)	(300)
Net loss	(260,462)	(77,897)
Contribution from a shareholder	264,555	68,382
Decrease in net loss		4,300
Increase in net loss	8,200
Increase (decrease) in net loss	(8,152)	4,285
Value-added Tax ("VAT")
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Cost of revenues	(7,800)	(6,000)
Online EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	17,985	5,455
Offline EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	15,102	565
Restatement Adjustments
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Cost of revenues	(10,724)	2,078
Income tax expenses	4,920	1,432
Income tax payable	6,000	1,400
Deferred tax assets	(337)	(9)
Other loss	1,540	338
Selling and marketing expenses	10,175	(756)
Administrative expenses	(6,000)	(201)
Research and development expenses	(6,905)	(2,804)
Finance costs	(457)	(389)
Net loss	(8,152)	4,285
Contribution from a shareholder	3,100
Restatement Adjustments | Online EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	7,881	331
Restatement Adjustments | Offline EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	8,042
Increase (Decrease) Due to Corrections of Prior Period Errors
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Cost of revenues	(11,400)	(4,000)
Other loss	1,500	300
Selling and marketing expenses	1,300	700
Administrative expenses	(1,800)	(400)
Research and development expenses	6,800	2,900
Finance costs	100	300
Net loss	300	300
Additional paid-in capital
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net loss		0
Contribution from a shareholder	264,555	¥ 68,382
Additional paid-in capital | Cost of Revenues
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Share-based compensation	100
Additional paid-in capital | Selling and Marketing Expenses
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Share-based compensation	3,900
Additional paid-in capital | Administrative Expenses
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Share-based compensation	6,300
Additional paid-in capital | Research and Development Expenses
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Share-based compensation	¥ 500